Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Warrants outstanding	6,761,296	7,060,788
Convertible Senior Notes [Member]
Convertible notes	575,000
Ordinary shares [member]
Warrants outstanding	3,456,785